Consolidated Statements of Puttable Preferred Shares and Shareholders' Equity - USD ($) $ in Thousands	Total	Series J cumulative redeemable	Cumulative Effect, Period of Adoption, Adjustment	Cumulative Effect, Period of Adoption, Adjusted Balance	Common shares	Common shares Cumulative Effect, Period of Adoption, Adjusted Balance	Preferred shares	Preferred shares Cumulative Effect, Period of Adoption, Adjusted Balance	Additional paid-in capital	Additional paid-in capital Cumulative Effect, Period of Adoption, Adjusted Balance	Deficit	Deficit Cumulative Effect, Period of Adoption, Adjustment	Deficit Cumulative Effect, Period of Adoption, Adjusted Balance	Accumulated other comprehensive loss	Accumulated other comprehensive loss Cumulative Effect, Period of Adoption, Adjusted Balance
Ending balance (in shares) at Dec. 31, 2020		0
Ending balance at Dec. 31, 2020		$ 0
Beginning balance (in shares) at Dec. 31, 2019					215,675,599	215,675,599
Beginning balance (in shares) at Dec. 31, 2019							33,335,570	33,335,570
Beginning balance at Dec. 31, 2019	$ 3,232,700		$ (2,300)	$ 3,230,400	$ 1,800	$ 1,800	$ 300	$ 300	$ 3,452,900	$ 3,452,900	$ (200,700)	$ (2,300)	$ (203,000)	$ (21,600)	$ (21,600)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	192,600										192,600
Other comprehensive income	1,300													1,300
Common shares issued on acquisition (note 3) (in shares)					29,891,266
Common shares issued on acquisition (note 3)	316,800				$ 200				316,600
Unissued acquisition related equity consideration (note 3)	80,800				$ 0				80,800
Cancellation of unissued acquisition related equity consideration (note 3)	(1,300)								(1,300)
Issuance of common shares from unissued acquisition related equity consideration (in shares)					318,637
Issuance of common shares from unissued acquisition related equity consideration (note 3)	0
Return of common shares to unissued acquisition related equity consideration (note 3) (in shares)					(727,351)
Return of common shares to unissued acquisition related equity consideration (note 3)	0
Cancellation of common shares issued on acquisition (note 3) (in shares)					(1,122,290)
Cancellation of common shares issued on acquisition (note 3)	(12,500)								(12,500)
Common shares issued on loan settlement (in shares)					775,139
Common shares issued on loan settlement	8,300				$ 100				8,200
Dividends on common shares	(120,700)										(120,700)
Dividends on preferred shares	(67,100)										(67,100)
Shares issued through dividend reinvestment program (in shares)					30,007
Shares issued through dividend reinvestment program	0								300		(300)
Share-based compensation expense (in shares)					1,398,553
Share-based compensation expense (note 21)	6,400								7,100		(700)
Treasury shares (in shares)					(37,778)
Treasury shares	0
Equity component on issuance of Exchangeable Notes, net of issuance costs (note 13(f))	6,100								6,100
Premium paid on capped call (note 13(f))	(15,500)								(15,500)
Ending balance (in shares) at Dec. 31, 2020					246,277,338
Ending balance (in shares) at Dec. 31, 2020							33,335,570
Ending balance at Dec. 31, 2020	$ 3,625,600				$ 2,100		$ 300		3,842,700		(199,200)			(20,300)
Increase (Decrease) in Temporary Equity [Roll Forward]
Series J preferred shares issued (note 13(e) and 18(e)) (in shares)	12,000,000
Series J preferred shares issued (note 13(e) and 19(e))	$ 296,900
Ending balance (in shares) at Dec. 31, 2021	12,000,000	12,000,000
Ending balance at Dec. 31, 2021	$ 296,900	$ 296,900
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	400,500										400,500
Other comprehensive income	1,200													1,200
Common shares issued on acquisition (note 3)	0
Issuance of common shares from unissued acquisition related equity consideration (in shares)					350,138
Issuance of common shares from unissued acquisition related equity consideration (note 3)	0
Redemption of preferred shares (note 18(b)) (in shares)							(13,216,737)
Redemption of preferred shares (note 19(b))	(330,400)								(330,400)
Warrants for Fairfax Notes	3,000								3,000
Dividends on common shares	(126,300)										(126,300)
Dividends on preferred shares	(66,200)										(66,200)
Shares issued through dividend reinvestment program (in shares)					24,803
Shares issued through dividend reinvestment program	0								300		(300)
Share-based compensation expense (in shares)					372,420
Share-based compensation expense (note 21)	$ 10,200								11,200		(1,000)
Ending balance (in shares) at Dec. 31, 2021	247,024,699				247,024,699	247,024,699
Ending balance (in shares) at Dec. 31, 2021	20,118,833						20,118,833	20,118,833
Ending balance at Dec. 31, 2021	$ 3,517,600		$ (5,100)	$ 3,512,500	$ 2,100	$ 2,100	$ 300	$ 300	3,526,800	$ 3,526,800	7,500	$ (5,073)	$ 2,400	(19,100)	$ (19,100)
Ending balance (in shares) at Dec. 31, 2022	12,000,000	12,000,000
Ending balance at Dec. 31, 2022	$ 296,900	$ 296,900
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	622,300										622,300
Other comprehensive income	1,000													1,000
Issuance of common shares related to release of Holdback Shares (note 6(c))					2,749,898
Common shares issued on acquisition (note 3)	0
Issuance of common shares from unissued acquisition related equity consideration (in shares)					92,444
Exercise of warrants (in shares)					25,000,000
Warrants for Fairfax Notes	201,300				$ 300				201,000
Cancellation of Holdback Shares (note 6(c))	(32,200)								(27,300)		(4,900)
Dividends on common shares	(137,600)										(137,600)
Dividends on preferred shares	(60,800)										(60,800)
Shares issued through dividend reinvestment program (in shares)					27,586
Shares issued through dividend reinvestment program	(100)								300		(400)
Share-based compensation expense (in shares)					6,670,845
Share-based compensation expense (note 21)	$ 22,500				$ 100				23,400		(1,000)
Ending balance (in shares) at Dec. 31, 2022	281,565,472				281,565,472
Ending balance (in shares) at Dec. 31, 2022	20,118,833	12,000,000					20,118,833
Ending balance at Dec. 31, 2022	$ 4,128,900				$ 2,500		$ 300		$ 3,724,200		$ 420,000			$ (18,100)